Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Financial Instruments
Transfers between levels		$ 0		$ 0
Series B-2 preferred stock
Financial Instruments
Percentage of then outstanding shares on an as-converted to common stock basis, offered	99.20%		99.20%
Warrant liabilities
Financial Instruments
Liabilities	$ 17,452	15,819	$ 11,966
Tranche liabilities
Financial Instruments
Liabilities	$ 959	4,702
Tranche rights and obligations associated with the second tranche
Financial Instruments
Liabilities		2,250	3,109
Tranche rights and obligations associated with the third tranche
Financial Instruments
Liabilities		2,452	$ 3,238
Carrying amount | Warrant liabilities
Financial Instruments
Liabilities		16,188		391
Carrying amount | Tranche liabilities
Financial Instruments
Liabilities		$ 4,702		$ 0